RELATED PARTY AGREEMENTS (Details)		1 Months Ended		12 Months Ended
	May 16, 2017 USD ($)	Jul. 31, 2018 USD ($)	Apr. 30, 2016 USD ($)	Dec. 29, 2018 USD ($) warehouse	Dec. 30, 2017 USD ($)	Dec. 31, 2016 USD ($)	Sep. 28, 2019 USD ($)
Related-Party Agreements
Management fee, percentage on total sales				1.00%
Annual threshold management fee				$ 750,000
Number of warehouse facility leased | warehouse				1
Lease notice period				30 days
Lease rental expense				$ 8,700
Related Party Transaction, Agreement Term		12 months	15 months
Fee for strategic and financial advisory services		$ 2,000,000	$ 3,000,000		$ 0	$ 0
Strategic and financial advisory services fees payable						3,000,000
Term of debt				2 years
Short term debt				$ 43,638,000	47,050,000		$ 42,138,000
Selling, general, and administrative expenses
Related-Party Agreements
Fees and out of pocket expenses				800,000	$ 800,000	$ 800,000
Debt owed to Rambler On
Related-Party Agreements
Principal amount	$ 3,000,000
Term of debt	2 years
Percentage of principal repayment on first anniversary	50.00%
Percentage of principal repayment on second anniversary	50.00%
Interest rate	5.00%
Short term debt				$ 1,500,000